Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 114,916	$ 93,627
Accounts receivable, including non-trade of $10,091 (2011 - $10,011) (note 10)	10,216	13,921
Prepaid expenses	5,567	4,916
Current portion of derivative assets (note 10)	16,401	15,608
Current portion of net investments in direct financing leases (note 5)	6,377	6,074
Advances to affiliates (note 9b)	24,362	11,922
Total current assets	177,839	146,068
Restricted cash-long-term (note 5)	526,705	495,634
Vessels and equipment
At cost, less accumulated depreciation of $321,417 (2011 - $291,689)	1,311,719	1,339,571
Vessels under capital leases, at cost, less accumulated depreciation of $178,934 (2011 - $163,926)	668,651	681,554
Total vessels and equipment	1,980,370	2,021,125
Investment in and advances to equity accounted joint ventures (notes 9d, 9e and 13)	374,320	191,448
Net investments in direct financing leases (note 5)	400,172	403,467
Advances to joint venture partner (note 6)	13,931	10,200
Other assets	25,456	24,560
Derivative assets (note 10)	146,071	139,651
Intangible assets - net	109,851	114,416
Goodwill - liquefied gas segment	35,631	35,631
Total assets	3,790,346	3,582,200
Current
Accounts payable (includes nil and $556 for 2012 and 2011, respectively, owing to related parties) (note 9b)	1,853	3,302
Accrued liabilities (includes nil and $3,550 for 2012 and 2011, respectively, owing to related parties) (notes 9b and 10)	36,172	46,740
Unearned revenue	15,106	9,988
Current portion of long-term debt (note 7)	85,138	84,722
Current obligations under capital lease (note 5)	170,610	47,203
Current portion of derivative liabilities (note 10)	46,659	43,973
Advances from affiliates (note 9b)	27,288	17,400
Total current liabilities	382,826	253,328
Long-term debt (note 7)	1,448,514	1,230,509
Long-term obligations under capital lease (note 5)	471,736	599,844
Long-term unearned revenue	38,908	40,003
Other long-term liabilities (notes 5 and 13)	67,323	69,562
Derivative liabilities (note 10)	279,688	249,245
Total liabilities	2,688,995	2,442,491
Commitments and contingencies (notes 5, 7, 10, 11 and 13)
Equity
Non-controlling interest	29,712	26,242
Partners' equity	1,071,639	1,113,467
Total equity	1,101,351	1,139,709
Total liabilities and total equity	3,790,346	3,582,200
Consolidation of variable interest entities (note 11)